Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
11.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses are the following:

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Accounts payable	$12,068,175	$7,485,923	$11,090,101
Accrued expenses	431,975	412,782	261,804
Accrued warranty cost	158,966	154,155	152,912
Total	$12,659,116	$8,052,860	$11,504,817

The Company’s equipments are typically sold with one year warranty from the date of sales against defects in materials. Warranty cost is accrued as revenue is recognized. Cost of warranties is estimated based on the Company’s experience in recent years. Actual warranty costs when incurred are charged against accrued warranty liability. The Company did not accrue warranty expense during the year ended December 31, 2013, 2012, and 2011 as their accrued warranty of $158,966, $154,155, and $152,912 were adequate to compensate for expected future warranty costs as of those respective dates.